Supplemental Cash Flow Disclosures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Supplemental Cash Flow Disclosures
Interest paid	$ 134,916	$ 108,510	$ 96,241
Income taxes paid, net of refunds received	57,442	48,876	175,629
Accounts receivable, Other	97,543	135,144
Other assets and deferred charges	196,461	282,037
Supplemental cash flows, stock based compensation
Net cash receipts from exercise of stock options and vesting of other stock awards	13,329	(2,019)	9,654
U.S. Cellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	6,881	5,166	10,468
Cash disbursements for payments of taxes	(4,714)	(4,336)	(4,684)
Net cash receipts from exercise of stock options and vesting of other stock awards	$ 2,167	830	5,784
U.S. Cellular | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction date	Sep. 27, 2012
FCC auction amount received	$ 13,400
FCC auction number of states won	10
Letters of credit outstanding	$ 17,400
Other assets and deferred charges	18,400
U.S. Cellular | Maximum | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount	300,000
FCC auction amount awarded	40,100
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	13,405	732	12,092
Cash disbursements for payments of taxes	(76)	(2,751)	(2,438)
TDS Telecom
Supplemental Cash Flow Disclosures
Recovery Act Projects Company Funds	$ 32,400
Recovery Act Projects	44
Recovery Act Grants Received	$ 15,100	15,300	$ 41,900
Recovery Act Cumulative Grants Received	$ 93,900
TDS Telecom | American Recovery and Reinvestment Act of 2009 Grants
Supplemental Cash Flow Disclosures
Accounts receivable, Other		$ 14,200
Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Shares withheld | shares	228,011	163,355	606,582
Aggregate value of shares withheld	$ 8,448	$ 6,868	$ 25,179
Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld | shares	3,163	109,061	265,748
Aggregate value of shares withheld	$ 76	$ 2,751	$ 7,639
U.S. Cellular Common Shares | Other assets and deferred charges | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount received		1,900
U.S. Cellular Common Shares | Property, plant and equipment, net | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount received		$ 11,500